Property and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvement	$ 5,393	$ 4,466
Property and equipment, gross	109,781	102,836
Accumulated depreciation	72,808	66,197
Property and equipment, net	36,973	36,639
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	64,026	58,779
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	5,966	5,728
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34,396	$ 33,863